Stock Option Plans - Restricted Stock and Changes During Period (Detail) shares in Thousands	12 Months Ended
Jan. 31, 2021 $ / shares shares
Number of Shares (in thousands)
Unvested, beginning of period (in shares) | shares	37
Granted (in shares) | shares	15
Vested (in shares) | shares	(12)
Canceled (in shares) | shares	0
Unvested, end of period (in shares) | shares	40
Weighted Average Grant Date Fair Value
Unvested, beginning of period (in usd per share) | $ / shares	$ 3.98
Granted (in usd per share) | $ / shares	1.25
Vested (in usd per share) | $ / shares	3.98
Canceled (in usd per share) | $ / shares	0
Unvested, end of period (in usd per share) | $ / shares	$ 2.94